CPB-STATSUP-1 043015

Statutory Prospectus Supplement dated April 30, 2015

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:

Invesco Core Plus Bond Fund

The following information replaces in its entirety the information appearing in the tenth paragraph under the heading “Fund Summary – Principal Investment Strategies of the Fund” in the statutory prospectus:

“The Fund can use options, including currency options, to seek alpha (return on investments in excess of the benchmark index) or to mitigate risk and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. The Fund can also use credit default swap options to gain the right to enter into a credit default swap at a specified future date. The Fund can further use swaptions (options on swaps) to manage interest rate risk; and options on bond or rate futures to manage interest rate exposure.”

The following information replaces in its entirety the table appearing under the heading “FUND SUMMARY – Management of the Fund” in the statutory prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Matthew Brill	Portfolio Manager	2015
Chuck Burge	Portfolio Manager	2009
Darren Hughes	Portfolio Manager	2012
Michael Hyman	Portfolio Manager	2013
Joseph Portera	Portfolio Manager	2013
Rashique Rahman	Portfolio Manager	2015
Scott Roberts	Portfolio Manager	2012
Robert Waldner	Portfolio Manager	2013”

The following information replaces in its entirety the information appearing in the eleventh paragraph under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s) and Strategies” in the statutory prospectus:

“An option is a derivative financial instrument that reflects a contract between two parties for a future transaction on an asset at a reference price. The buyer of the option gains the right, but not the obligation, to engage in that transaction, while the seller incurs the corresponding obligation to fulfill the transaction. The price of an option derives from the difference between the reference price and the value of the underlying asset (commonly a stock, a bond, a currency or a futures contract) plus a premium based on the time remaining until the expiration of the option. Other types of options exist, and options can in principle be created for any type of valuable asset. The Fund can use options, including currency options, to seek alpha (return on investments in excess of the benchmark index) or to mitigate risk and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. The Fund can also use credit default swap options to gain the right to enter into a credit default swap at a specified future date. The Fund can further use swaptions (options on swaps) to manage interest rate risk; and options on bond or rate futures to manage interest rate exposure.”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” in the statutory prospectus:

“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•	Matthew Brill, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2013. From 2005 to 2013, he was employed by ING Investment Management and most recently served as Vice President and Portfolio Manager.

•	Chuck Burge, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 2002.

CPB-STATSUP-1 043015

•	Darren Hughes, Portfolio Manager, who has been responsible for the Fund since 2012 and has been associated with Invesco and/or its affiliates since 1992.

•	Michael Hyman, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or its affiliates since 2013. From 2001 to 2013, he was employed by ING Investment Management and most recently served as Senior Vice President and Head of Investment Grade Corporate Credit.

•	Joseph Portera, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or its affiliates since 2012. From 2009 to 2012, he was a Managing Director and lead Portfolio Manager at Hartford Investment Management.

•	Rashique Rahman, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2014. From 2009 to 2014, he was employed by Morgan Stanley where he served as co-head of Global FX and Emerging Markets Strategy.

•	Scott Roberts, Portfolio Manager, who has been responsible for the Fund since 2012 and has been associated with Invesco and/or its affiliates since 2000.

•	Robert Waldner, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or its affiliates since 2013. From 1995 to 2013, he was employed by Franklin Templeton and most recently served as Senior Vice President.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

CPB-STATSUP-1 043015

ICST-STATSUP-1 043015

Statutory Prospectus Supplement dated April 30, 2015

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares, as applicable, of the Funds listed below:

Invesco American Franchise Fund	Invesco Global Real Estate Income Fund
Invesco Core Plus Bond Fund	Invesco Growth and Income Fund
Invesco Equally-Weighted S&P 500 Fund	Invesco Low Volatility Equity Yield Fund
Invesco Equity and Income Fund	Invesco Small Cap Discovery Fund
Invesco Floating Rate Fund	Invesco Strategic Real Return Fund

The following information replaces in its entirety the information appearing in the tenth paragraph under the heading “Fund Summaries – Invesco Core Plus Bond Fund – Principal Investment Strategies of the Fund” in the statutory prospectus:

“The Fund can use options, including currency options, to seek alpha (return on investments in excess of the benchmark index) or to mitigate risk and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. The Fund can also use credit default swap options to gain the right to enter into a credit default swap at a specified future date. The Fund can further use swaptions (options on swaps) to manage interest rate risk; and options on bond or rate futures to manage interest rate exposure.”

The following information replaces in its entirety the table appearing under the heading “FUND SUMMARIES – Invesco Core Plus Bond Fund – Management of the Fund” in the statutory prospectus:

“Portfolio Managers	Title	Length of Service on the Fund

Matthew Brill	Portfolio Manager	2015
Chuck Burge	Portfolio Manager	2009
Darren Hughes	Portfolio Manager	2012
Michael Hyman	Portfolio Manager	2013
Joseph Portera	Portfolio Manager	2013
Rashique Rahman	Portfolio Manager	2015
Scott Roberts	Portfolio Manager	2012
Robert Waldner	Portfolio Manager	2013”

The following information replaces in its entirety the information appearing in the eleventh paragraph under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Invesco Core Plus Bond Fund – Objective(s) and Strategies” in the statutory prospectus:

“An option is a derivative financial instrument that reflects a contract between two parties for a future transaction on an asset at a reference price. The buyer of the option gains the right, but not the obligation, to engage in that transaction, while the seller incurs the corresponding obligation to fulfill the transaction. The price of an option derives from the difference between the reference price and the value of the underlying asset (commonly a stock, a bond, a currency or a futures contract) plus a premium based on the time remaining until the expiration of the option. Other types of options exist, and options can in principle be created for any type of valuable asset. The Fund can use options, including currency options, to seek alpha (return on investments in excess of the benchmark index) or to mitigate risk and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. The Fund can also use credit default swap options to gain the right to enter into a credit default swap at a specified future date. The Fund can further use swaptions (options on swaps) to manage interest rate risk; and options on bond or rate futures to manage interest rate exposure.”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers – Invesco Core Plus Bond Fund” in the statutory prospectus:

•	“Matthew Brill, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2013. From 2005 to 2013, he was employed by ING Investment Management and most recently served as Vice President and Portfolio Manager.

ICST-STATSUP-1 043015

•	Chuck Burge, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 2002.

•	Darren Hughes, Portfolio Manager, who has been responsible for the Fund since 2012 and has been associated with Invesco and/or its affiliates since 1992.

•	Michael Hyman, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or its affiliates since 2013. From 2001 to 2013, he was employed by ING Investment Management and most recently served as Senior Vice President and Head of Investment Grade Corporate Credit.

•	Joseph Portera, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or its affiliates since 2012. From 2009 to 2012, he was a Managing Director and lead Portfolio Manager at Hartford Investment Management.

•	Rashique Rahman, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2014. From 2009 to 2014, he was employed by Morgan Stanley where he served as co-head of Global FX and Emerging Markets Strategy.

•	Scott Roberts, Portfolio Manager, who has been responsible for the Fund since 2012 and has been associated with Invesco and/or its affiliates since 2000.

•	Robert Waldner, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or its affiliates since 2013. From 1995 to 2013, he was employed by Franklin Templeton and most recently served as Senior Vice President.”

ICST-STATSUP-1 043015